Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund IV
Entity Central Index Key	0000720318
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
VIP Utilities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 354,891,254
Holdings Count | shares	42
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$354,891,254
Number of Holdings	42
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 66.3 Multi-Utilities 19.7 Independent Power and Renewable Electricity Producers 6.5 Electrical Equipment 2.1 Construction & Engineering 1.7 Commercial Services & Supplies 0.3 Machinery 0.3 Semiconductors & Semiconductor Equipment 0.3 Oil, Gas & Consumable Fuels 0.2 Electronic Equipment, Instruments & Components 0.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 99.4 Germany 0.4 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Germany - 0.4 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 12.9 American Electric Power Co Inc 6.8 Duke Energy Corp 5.9 Sempra 5.5 Constellation Energy Corp 5.3 Entergy Corp 5.1 Xcel Energy Inc 4.9 Vistra Corp 4.7 NRG Energy Inc 4.6 CenterPoint Energy Inc 3.9 59.6
VIP Utilities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 354,891,254
Holdings Count | shares	42
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$354,891,254
Number of Holdings	42
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 66.3 Multi-Utilities 19.7 Independent Power and Renewable Electricity Producers 6.5 Electrical Equipment 2.1 Construction & Engineering 1.7 Commercial Services & Supplies 0.3 Machinery 0.3 Semiconductors & Semiconductor Equipment 0.3 Oil, Gas & Consumable Fuels 0.2 Electronic Equipment, Instruments & Components 0.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 99.4 Germany 0.4 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Germany - 0.4 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 12.9 American Electric Power Co Inc 6.8 Duke Energy Corp 5.9 Sempra 5.5 Constellation Energy Corp 5.3 Entergy Corp 5.1 Xcel Energy Inc 4.9 Vistra Corp 4.7 NRG Energy Inc 4.6 CenterPoint Energy Inc 3.9 59.6
VIP Technology Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.80%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.80%
Net Assets	$ 4,888,372,047
Holdings Count | shares	101
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,888,372,047
Number of Holdings	101
Portfolio Turnover	62%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 52.6 Technology Hardware, Storage & Peripherals 13.9 Software 13.2 IT Services 6.3 Communications Equipment 4.8 Broadline Retail 1.9 Electronic Equipment, Instruments & Components 1.0 Interactive Media & Services 1.0 Entertainment 0.6 Others 0.6 Common Stocks 92.5 Preferred Stocks 3.4 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.5 Preferred Stocks - 3.4 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 91.6 Netherlands 6.3 Canada 1.0 Taiwan 0.8 United Kingdom 0.1 India 0.1 China 0.1 France 0.0 Israel 0.0 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Netherlands - 6.3 Canada - 1.0 Taiwan - 0.8 United Kingdom - 0.1 India - 0.1 China - 0.1 France - 0.0 Israel - 0.0 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 21.1 Apple Inc 9.8 Marvell Technology Inc 5.1 Cisco Systems Inc 4.8 NXP Semiconductors NV 4.4 ON Semiconductor Corp 4.2 GlobalFoundries Inc 4.1 Western Digital Corp 4.0 Broadcom Inc 3.4 Microsoft Corp 3.0 63.9
VIP Technology Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.62%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.62%
Net Assets	$ 4,888,372,047
Holdings Count | shares	101
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,888,372,047
Number of Holdings	101
Portfolio Turnover	62%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 52.6 Technology Hardware, Storage & Peripherals 13.9 Software 13.2 IT Services 6.3 Communications Equipment 4.8 Broadline Retail 1.9 Electronic Equipment, Instruments & Components 1.0 Interactive Media & Services 1.0 Entertainment 0.6 Others 0.6 Common Stocks 92.5 Preferred Stocks 3.4 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.5 Preferred Stocks - 3.4 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 91.6 Netherlands 6.3 Canada 1.0 Taiwan 0.8 United Kingdom 0.1 India 0.1 China 0.1 France 0.0 Israel 0.0 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Netherlands - 6.3 Canada - 1.0 Taiwan - 0.8 United Kingdom - 0.1 India - 0.1 China - 0.1 France - 0.0 Israel - 0.0 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 21.1 Apple Inc 9.8 Marvell Technology Inc 5.1 Cisco Systems Inc 4.8 NXP Semiconductors NV 4.4 ON Semiconductor Corp 4.2 GlobalFoundries Inc 4.1 Western Digital Corp 4.0 Broadcom Inc 3.4 Microsoft Corp 3.0 63.9
VIP Technology Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.55%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.55%
Net Assets	$ 4,888,372,047
Holdings Count | shares	101
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,888,372,047
Number of Holdings	101
Portfolio Turnover	62%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 52.6 Technology Hardware, Storage & Peripherals 13.9 Software 13.2 IT Services 6.3 Communications Equipment 4.8 Broadline Retail 1.9 Electronic Equipment, Instruments & Components 1.0 Interactive Media & Services 1.0 Entertainment 0.6 Others 0.6 Common Stocks 92.5 Preferred Stocks 3.4 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.5 Preferred Stocks - 3.4 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 91.6 Netherlands 6.3 Canada 1.0 Taiwan 0.8 United Kingdom 0.1 India 0.1 China 0.1 France 0.0 Israel 0.0 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Netherlands - 6.3 Canada - 1.0 Taiwan - 0.8 United Kingdom - 0.1 India - 0.1 China - 0.1 France - 0.0 Israel - 0.0 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 21.1 Apple Inc 9.8 Marvell Technology Inc 5.1 Cisco Systems Inc 4.8 NXP Semiconductors NV 4.4 ON Semiconductor Corp 4.2 GlobalFoundries Inc 4.1 Western Digital Corp 4.0 Broadcom Inc 3.4 Microsoft Corp 3.0 63.9
VIP Real Estate Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 349,010,364
Holdings Count | shares	34
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$349,010,364
Number of Holdings	34
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Health Care REITs 15.2 Retail REITs 13.7 Industrial REITs 13.1 Residential REITs 11.2 Real Estate Management & Development 7.9 Hotel & Resort REITs 2.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Equinix Inc 10.2 Prologis Inc 8.6 Ventas Inc 8.0 American Tower Corp 7.4 Welltower Inc 6.6 Jones Lang LaSalle Inc 5.2 Iron Mountain Inc 4.5 Extra Space Storage Inc 4.3 AvalonBay Communities Inc 3.8 Tanger Inc 3.5 62.1
VIP Real Estate Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 349,010,364
Holdings Count | shares	34
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$349,010,364
Number of Holdings	34
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Health Care REITs 15.2 Retail REITs 13.7 Industrial REITs 13.1 Residential REITs 11.2 Real Estate Management & Development 7.9 Hotel & Resort REITs 2.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Equinix Inc 10.2 Prologis Inc 8.6 Ventas Inc 8.0 American Tower Corp 7.4 Welltower Inc 6.6 Jones Lang LaSalle Inc 5.2 Iron Mountain Inc 4.5 Extra Space Storage Inc 4.3 AvalonBay Communities Inc 3.8 Tanger Inc 3.5 62.1
VIP Real Estate Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 349,010,364
Holdings Count | shares	34
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$349,010,364
Number of Holdings	34
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Health Care REITs 15.2 Retail REITs 13.7 Industrial REITs 13.1 Residential REITs 11.2 Real Estate Management & Development 7.9 Hotel & Resort REITs 2.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Equinix Inc 10.2 Prologis Inc 8.6 Ventas Inc 8.0 American Tower Corp 7.4 Welltower Inc 6.6 Jones Lang LaSalle Inc 5.2 Iron Mountain Inc 4.5 Extra Space Storage Inc 4.3 AvalonBay Communities Inc 3.8 Tanger Inc 3.5 62.1
VIP Real Estate Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 349,010,364
Holdings Count | shares	34
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$349,010,364
Number of Holdings	34
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Health Care REITs 15.2 Retail REITs 13.7 Industrial REITs 13.1 Residential REITs 11.2 Real Estate Management & Development 7.9 Hotel & Resort REITs 2.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Equinix Inc 10.2 Prologis Inc 8.6 Ventas Inc 8.0 American Tower Corp 7.4 Welltower Inc 6.6 Jones Lang LaSalle Inc 5.2 Iron Mountain Inc 4.5 Extra Space Storage Inc 4.3 AvalonBay Communities Inc 3.8 Tanger Inc 3.5 62.1
VIP Materials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 84,895,960
Holdings Count | shares	53
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$84,895,960
Number of Holdings	53
Portfolio Turnover	106%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 53.0 Metals & Mining 30.8 Construction Materials 10.3 Containers & Packaging 7.2 Common Stocks 101.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 101.3 Short-Term Investments and Net Other Assets (Liabilities) - (1.3)% United States 90.7 Canada 7.6 Brazil 1.0 Zambia 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 7.6 Brazil - 1.0 Zambia - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 6.6 Freeport-McMoRan Inc 6.2 Newmont Corp 5.5 Nucor Corp 4.4 Corteva Inc 4.3 Air Products and Chemicals Inc 4.0 CRH PLC 4.0 Sherwin-Williams Co/The 3.7 Albemarle Corp 3.7 60.3
VIP Materials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 84,895,960
Holdings Count | shares	53
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$84,895,960
Number of Holdings	53
Portfolio Turnover	106%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 53.0 Metals & Mining 30.8 Construction Materials 10.3 Containers & Packaging 7.2 Common Stocks 101.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 101.3 Short-Term Investments and Net Other Assets (Liabilities) - (1.3)% United States 90.7 Canada 7.6 Brazil 1.0 Zambia 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 7.6 Brazil - 1.0 Zambia - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 6.6 Freeport-McMoRan Inc 6.2 Newmont Corp 5.5 Nucor Corp 4.4 Corteva Inc 4.3 Air Products and Chemicals Inc 4.0 CRH PLC 4.0 Sherwin-Williams Co/The 3.7 Albemarle Corp 3.7 60.3
VIP Industrials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.67%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
Net Assets	$ 460,942,225
Holdings Count | shares	53
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$460,942,225
Number of Holdings	53
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.6 Machinery 25.0 Electrical Equipment 14.7 Building Products 9.1 Ground Transportation 5.8 Construction & Engineering 5.4 Trading Companies & Distributors 2.9 Commercial Services & Supplies 2.8 Industrial Conglomerates 1.6 Others 2.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.3 GE Vernova Inc 7.3 Boeing Co 5.5 Trane Technologies PLC 4.9 Howmet Aerospace Inc 4.6 Parker-Hannifin Corp 4.1 Eaton Corp PLC 3.5 Caterpillar Inc 3.4 Quanta Services Inc 3.0 Cummins Inc 2.7 47.3
VIP Industrials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%
Net Assets	$ 460,942,225
Holdings Count | shares	53
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$460,942,225
Number of Holdings	53
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.6 Machinery 25.0 Electrical Equipment 14.7 Building Products 9.1 Ground Transportation 5.8 Construction & Engineering 5.4 Trading Companies & Distributors 2.9 Commercial Services & Supplies 2.8 Industrial Conglomerates 1.6 Others 2.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.3 GE Vernova Inc 7.3 Boeing Co 5.5 Trane Technologies PLC 4.9 Howmet Aerospace Inc 4.6 Parker-Hannifin Corp 4.1 Eaton Corp PLC 3.5 Caterpillar Inc 3.4 Quanta Services Inc 3.0 Cummins Inc 2.7 47.3
VIP Health Care Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 1,155,832,502
Holdings Count | shares	140
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,155,832,502
Number of Holdings	140
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 38.1 Pharmaceuticals 25.8 Life Sciences Tools & Services 19.5 Health Care Providers & Services 10.5 Health Care Equipment & Supplies 4.6 Health Care Technology 0.6 Chemicals 0.0 Common Stocks 97.9 Preferred Stocks 1.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 1.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 91.3 Netherlands 2.8 Denmark 2.3 Belgium 1.6 Canada 1.0 France 0.6 United Kingdom 0.3 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Netherlands - 2.8 Denmark - 2.3 Belgium - 1.6 Canada - 1.0 France - 0.6 United Kingdom - 0.3 Israel - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.9 Danaher Corp 6.5 Thermo Fisher Scientific Inc 5.1 Johnson & Johnson 4.7 UnitedHealth Group Inc 3.9 AbbVie Inc 3.0 Ascendis Pharma A/S 2.3 Alnylam Pharmaceuticals Inc 2.1 Argenx SE ADR 2.0 Merck & Co Inc 1.9 39.4
VIP Health Care Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,155,832,502
Holdings Count | shares	140
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,155,832,502
Number of Holdings	140
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 38.1 Pharmaceuticals 25.8 Life Sciences Tools & Services 19.5 Health Care Providers & Services 10.5 Health Care Equipment & Supplies 4.6 Health Care Technology 0.6 Chemicals 0.0 Common Stocks 97.9 Preferred Stocks 1.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 1.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 91.3 Netherlands 2.8 Denmark 2.3 Belgium 1.6 Canada 1.0 France 0.6 United Kingdom 0.3 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Netherlands - 2.8 Denmark - 2.3 Belgium - 1.6 Canada - 1.0 France - 0.6 United Kingdom - 0.3 Israel - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.9 Danaher Corp 6.5 Thermo Fisher Scientific Inc 5.1 Johnson & Johnson 4.7 UnitedHealth Group Inc 3.9 AbbVie Inc 3.0 Ascendis Pharma A/S 2.3 Alnylam Pharmaceuticals Inc 2.1 Argenx SE ADR 2.0 Merck & Co Inc 1.9 39.4
VIP Health Care Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 1,155,832,502
Holdings Count | shares	140
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,155,832,502
Number of Holdings	140
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 38.1 Pharmaceuticals 25.8 Life Sciences Tools & Services 19.5 Health Care Providers & Services 10.5 Health Care Equipment & Supplies 4.6 Health Care Technology 0.6 Chemicals 0.0 Common Stocks 97.9 Preferred Stocks 1.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 1.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 91.3 Netherlands 2.8 Denmark 2.3 Belgium 1.6 Canada 1.0 France 0.6 United Kingdom 0.3 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Netherlands - 2.8 Denmark - 2.3 Belgium - 1.6 Canada - 1.0 France - 0.6 United Kingdom - 0.3 Israel - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.9 Danaher Corp 6.5 Thermo Fisher Scientific Inc 5.1 Johnson & Johnson 4.7 UnitedHealth Group Inc 3.9 AbbVie Inc 3.0 Ascendis Pharma A/S 2.3 Alnylam Pharmaceuticals Inc 2.1 Argenx SE ADR 2.0 Merck & Co Inc 1.9 39.4
VIP Financials Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 275,641,924
Holdings Count | shares	64
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$275,641,924
Number of Holdings	64
Portfolio Turnover	22%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.7 Capital Markets 26.3 Insurance 18.1 Financial Services 13.4 Consumer Finance 4.4 Professional Services 1.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 1.8 Australia 0.8 Puerto Rico 0.8 Grand Cayman (UK Overseas Ter) 0.7 France 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 1.8 Australia - 0.8 Puerto Rico - 0.8 Grand Cayman (UK Overseas Ter) - 0.7 France - 0.7 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.1 Bank of America Corp 7.9 Wells Fargo & Co 6.9 Citigroup Inc 4.1 Charles Schwab Corp/The 4.0 Reinsurance Group of America Inc 3.7 State Street Corp 3.7 Morgan Stanley 2.7 Chubb Ltd 2.5 KKR & Co Inc Class A 2.2 45.8
VIP Financials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 275,641,924
Holdings Count | shares	64
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$275,641,924
Number of Holdings	64
Portfolio Turnover	22%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.7 Capital Markets 26.3 Insurance 18.1 Financial Services 13.4 Consumer Finance 4.4 Professional Services 1.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 1.8 Australia 0.8 Puerto Rico 0.8 Grand Cayman (UK Overseas Ter) 0.7 France 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 1.8 Australia - 0.8 Puerto Rico - 0.8 Grand Cayman (UK Overseas Ter) - 0.7 France - 0.7 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.1 Bank of America Corp 7.9 Wells Fargo & Co 6.9 Citigroup Inc 4.1 Charles Schwab Corp/The 4.0 Reinsurance Group of America Inc 3.7 State Street Corp 3.7 Morgan Stanley 2.7 Chubb Ltd 2.5 KKR & Co Inc Class A 2.2 45.8
VIP Financials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 275,641,924
Holdings Count | shares	64
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$275,641,924
Number of Holdings	64
Portfolio Turnover	22%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.7 Capital Markets 26.3 Insurance 18.1 Financial Services 13.4 Consumer Finance 4.4 Professional Services 1.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 1.8 Australia 0.8 Puerto Rico 0.8 Grand Cayman (UK Overseas Ter) 0.7 France 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 1.8 Australia - 0.8 Puerto Rico - 0.8 Grand Cayman (UK Overseas Ter) - 0.7 France - 0.7 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.1 Bank of America Corp 7.9 Wells Fargo & Co 6.9 Citigroup Inc 4.1 Charles Schwab Corp/The 4.0 Reinsurance Group of America Inc 3.7 State Street Corp 3.7 Morgan Stanley 2.7 Chubb Ltd 2.5 KKR & Co Inc Class A 2.2 45.8
VIP Energy Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.84%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%
Net Assets	$ 599,837,562
Holdings Count | shares	36
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$599,837,562
Number of Holdings	36
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 78.2 Energy Equipment & Services 19.5 Independent Power and Renewable Electricity Producers 1.9 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 87.7 Canada 7.3 United Kingdom 4.5 Norway 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 7.3 United Kingdom - 4.5 Norway - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 23.5 Chevron Corp 10.7 Marathon Petroleum Corp 5.6 Cenovus Energy Inc 4.5 Valero Energy Corp 4.4 TechnipFMC PLC 4.3 Cheniere Energy Inc 3.9 Energy Transfer LP 3.9 Targa Resources Corp 3.7 Baker Hughes Co Class A 3.7 68.2
VIP Energy Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.67%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
Net Assets	$ 599,837,562
Holdings Count | shares	36
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$599,837,562
Number of Holdings	36
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 78.2 Energy Equipment & Services 19.5 Independent Power and Renewable Electricity Producers 1.9 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 87.7 Canada 7.3 United Kingdom 4.5 Norway 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 7.3 United Kingdom - 4.5 Norway - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 23.5 Chevron Corp 10.7 Marathon Petroleum Corp 5.6 Cenovus Energy Inc 4.5 Valero Energy Corp 4.4 TechnipFMC PLC 4.3 Cheniere Energy Inc 3.9 Energy Transfer LP 3.9 Targa Resources Corp 3.7 Baker Hughes Co Class A 3.7 68.2
VIP Energy Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%
Net Assets	$ 599,837,562
Holdings Count | shares	36
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$599,837,562
Number of Holdings	36
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 78.2 Energy Equipment & Services 19.5 Independent Power and Renewable Electricity Producers 1.9 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 87.7 Canada 7.3 United Kingdom 4.5 Norway 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 7.3 United Kingdom - 4.5 Norway - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 23.5 Chevron Corp 10.7 Marathon Petroleum Corp 5.6 Cenovus Energy Inc 4.5 Valero Energy Corp 4.4 TechnipFMC PLC 4.3 Cheniere Energy Inc 3.9 Energy Transfer LP 3.9 Targa Resources Corp 3.7 Baker Hughes Co Class A 3.7 68.2
VIP Consumer Staples Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 230,998,318
Holdings Count | shares	49
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$230,998,318
Number of Holdings	49
Portfolio Turnover	47%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Consumer Staples Distribution & Retail 30.9 Beverages 27.2 Household Products 15.4 Food Products 12.1 Tobacco 6.6 Personal Care Products 6.6 Broadline Retail 1.0 Financial Services 0.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.1 United Kingdom 5.9 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.1 United Kingdom - 5.9 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 12.8 Procter & Gamble Co/The 10.6 Costco Wholesale Corp 8.9 Walmart Inc 8.2 Keurig Dr Pepper Inc 6.1 Kenvue Inc 4.7 Mondelez International Inc 4.4 Target Corp 3.8 British American Tobacco PLC ADR 3.1 Philip Morris International Inc 2.8 65.4
VIP Consumer Staples Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 230,998,318
Holdings Count | shares	49
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$230,998,318
Number of Holdings	49
Portfolio Turnover	47%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Consumer Staples Distribution & Retail 30.9 Beverages 27.2 Household Products 15.4 Food Products 12.1 Tobacco 6.6 Personal Care Products 6.6 Broadline Retail 1.0 Financial Services 0.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.1 United Kingdom 5.9 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.1 United Kingdom - 5.9 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 12.8 Procter & Gamble Co/The 10.6 Costco Wholesale Corp 8.9 Walmart Inc 8.2 Keurig Dr Pepper Inc 6.1 Kenvue Inc 4.7 Mondelez International Inc 4.4 Target Corp 3.8 British American Tobacco PLC ADR 3.1 Philip Morris International Inc 2.8 65.4
VIP Consumer Staples Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 230,998,318
Holdings Count | shares	49
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$230,998,318
Number of Holdings	49
Portfolio Turnover	47%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Consumer Staples Distribution & Retail 30.9 Beverages 27.2 Household Products 15.4 Food Products 12.1 Tobacco 6.6 Personal Care Products 6.6 Broadline Retail 1.0 Financial Services 0.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.1 United Kingdom 5.9 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.1 United Kingdom - 5.9 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 12.8 Procter & Gamble Co/The 10.6 Costco Wholesale Corp 8.9 Walmart Inc 8.2 Keurig Dr Pepper Inc 6.1 Kenvue Inc 4.7 Mondelez International Inc 4.4 Target Corp 3.8 British American Tobacco PLC ADR 3.1 Philip Morris International Inc 2.8 65.4
VIP Consumer Discretionary Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 213,709,687
Holdings Count | shares	60
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$213,709,687
Number of Holdings	60
Portfolio Turnover	26%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 24.7 Broadline Retail 24.3 Hotels, Restaurants & Leisure 18.3 Automobiles 18.2 Household Durables 6.1 Textiles, Apparel & Luxury Goods 3.4 Automobile Components 1.9 Consumer Staples Distribution & Retail 1.8 Construction Materials 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 96.3 Canada 2.4 Brazil 0.9 France 0.3 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Canada - 2.4 Brazil - 0.9 France - 0.3 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 21.6 Tesla Inc 16.5 Home Depot Inc/The 4.4 Lowe's Cos Inc 4.1 McDonald's Corp 3.2 Hilton Worldwide Holdings Inc 3.0 TJX Cos Inc/The 3.0 Somnigroup International Inc 2.4 Dick's Sporting Goods Inc 2.0 Ross Stores Inc 1.9 62.1
VIP Consumer Discretionary Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 213,709,687
Holdings Count | shares	60
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$213,709,687
Number of Holdings	60
Portfolio Turnover	26%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 24.7 Broadline Retail 24.3 Hotels, Restaurants & Leisure 18.3 Automobiles 18.2 Household Durables 6.1 Textiles, Apparel & Luxury Goods 3.4 Automobile Components 1.9 Consumer Staples Distribution & Retail 1.8 Construction Materials 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 96.3 Canada 2.4 Brazil 0.9 France 0.3 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Canada - 2.4 Brazil - 0.9 France - 0.3 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 21.6 Tesla Inc 16.5 Home Depot Inc/The 4.4 Lowe's Cos Inc 4.1 McDonald's Corp 3.2 Hilton Worldwide Holdings Inc 3.0 TJX Cos Inc/The 3.0 Somnigroup International Inc 2.4 Dick's Sporting Goods Inc 2.0 Ross Stores Inc 1.9 62.1
VIP Consumer Discretionary Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 213,709,687
Holdings Count | shares	60
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$213,709,687
Number of Holdings	60
Portfolio Turnover	26%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 24.7 Broadline Retail 24.3 Hotels, Restaurants & Leisure 18.3 Automobiles 18.2 Household Durables 6.1 Textiles, Apparel & Luxury Goods 3.4 Automobile Components 1.9 Consumer Staples Distribution & Retail 1.8 Construction Materials 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 96.3 Canada 2.4 Brazil 0.9 France 0.3 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Canada - 2.4 Brazil - 0.9 France - 0.3 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 21.6 Tesla Inc 16.5 Home Depot Inc/The 4.4 Lowe's Cos Inc 4.1 McDonald's Corp 3.2 Hilton Worldwide Holdings Inc 3.0 TJX Cos Inc/The 3.0 Somnigroup International Inc 2.4 Dick's Sporting Goods Inc 2.0 Ross Stores Inc 1.9 62.1
VIP Communication Services Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 373,981,412
Holdings Count | shares	50
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$373,981,412
Number of Holdings	50
Portfolio Turnover	141%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 44.6 Entertainment 32.9 Media 6.4 Broadline Retail 4.9 Diversified Telecommunication Services 3.9 Semiconductors & Semiconductor Equipment 2.5 Technology Hardware, Storage & Peripherals 2.1 Software 1.0 Specialty Retail 0.9 Others 0.3 Common Stocks 98.6 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.2 Taiwan 0.7 Korea (South) 0.7 Netherlands 0.5 Japan 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.2 Taiwan - 0.7 Korea (South) - 0.7 Netherlands - 0.5 Japan - 0.5 China - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.8 Meta Platforms Inc Class A 18.3 Walt Disney Co/The 5.6 Amazon.com Inc 4.9 Take-Two Interactive Software Inc 4.2 ROBLOX Corp Class A 4.2 Netflix Inc 4.0 Warner Bros Discovery Inc 3.3 Live Nation Entertainment Inc 3.2 Lionsgate Studios Corp 2.1 74.6
VIP Communication Services Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 373,981,412
Holdings Count | shares	50
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$373,981,412
Number of Holdings	50
Portfolio Turnover	141%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 44.6 Entertainment 32.9 Media 6.4 Broadline Retail 4.9 Diversified Telecommunication Services 3.9 Semiconductors & Semiconductor Equipment 2.5 Technology Hardware, Storage & Peripherals 2.1 Software 1.0 Specialty Retail 0.9 Others 0.3 Common Stocks 98.6 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.2 Taiwan 0.7 Korea (South) 0.7 Netherlands 0.5 Japan 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.2 Taiwan - 0.7 Korea (South) - 0.7 Netherlands - 0.5 Japan - 0.5 China - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.8 Meta Platforms Inc Class A 18.3 Walt Disney Co/The 5.6 Amazon.com Inc 4.9 Take-Two Interactive Software Inc 4.2 ROBLOX Corp Class A 4.2 Netflix Inc 4.0 Warner Bros Discovery Inc 3.3 Live Nation Entertainment Inc 3.2 Lionsgate Studios Corp 2.1 74.6
VIP Communication Services Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 373,981,412
Holdings Count | shares	50
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$373,981,412
Number of Holdings	50
Portfolio Turnover	141%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 44.6 Entertainment 32.9 Media 6.4 Broadline Retail 4.9 Diversified Telecommunication Services 3.9 Semiconductors & Semiconductor Equipment 2.5 Technology Hardware, Storage & Peripherals 2.1 Software 1.0 Specialty Retail 0.9 Others 0.3 Common Stocks 98.6 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.2 Taiwan 0.7 Korea (South) 0.7 Netherlands 0.5 Japan 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.2 Taiwan - 0.7 Korea (South) - 0.7 Netherlands - 0.5 Japan - 0.5 China - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.8 Meta Platforms Inc Class A 18.3 Walt Disney Co/The 5.6 Amazon.com Inc 4.9 Take-Two Interactive Software Inc 4.2 ROBLOX Corp Class A 4.2 Netflix Inc 4.0 Warner Bros Discovery Inc 3.3 Live Nation Entertainment Inc 3.2 Lionsgate Studios Corp 2.1 74.6
VIP Industrials Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.84%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%
Net Assets	$ 460,942,225
Holdings Count | shares	53
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$460,942,225
Number of Holdings	53
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.6 Machinery 25.0 Electrical Equipment 14.7 Building Products 9.1 Ground Transportation 5.8 Construction & Engineering 5.4 Trading Companies & Distributors 2.9 Commercial Services & Supplies 2.8 Industrial Conglomerates 1.6 Others 2.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.3 GE Vernova Inc 7.3 Boeing Co 5.5 Trane Technologies PLC 4.9 Howmet Aerospace Inc 4.6 Parker-Hannifin Corp 4.1 Eaton Corp PLC 3.5 Caterpillar Inc 3.4 Quanta Services Inc 3.0 Cummins Inc 2.7 47.3
VIP Materials Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 84,895,960
Holdings Count | shares	53
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$84,895,960
Number of Holdings	53
Portfolio Turnover	106%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 53.0 Metals & Mining 30.8 Construction Materials 10.3 Containers & Packaging 7.2 Common Stocks 101.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 101.3 Short-Term Investments and Net Other Assets (Liabilities) - (1.3)% United States 90.7 Canada 7.6 Brazil 1.0 Zambia 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 7.6 Brazil - 1.0 Zambia - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 6.6 Freeport-McMoRan Inc 6.2 Newmont Corp 5.5 Nucor Corp 4.4 Corteva Inc 4.3 Air Products and Chemicals Inc 4.0 CRH PLC 4.0 Sherwin-Williams Co/The 3.7 Albemarle Corp 3.7 60.3
VIP Utilities Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 354,891,254
Holdings Count | shares	42
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$354,891,254
Number of Holdings	42
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 66.3 Multi-Utilities 19.7 Independent Power and Renewable Electricity Producers 6.5 Electrical Equipment 2.1 Construction & Engineering 1.7 Commercial Services & Supplies 0.3 Machinery 0.3 Semiconductors & Semiconductor Equipment 0.3 Oil, Gas & Consumable Fuels 0.2 Electronic Equipment, Instruments & Components 0.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 99.4 Germany 0.4 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Germany - 0.4 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 12.9 American Electric Power Co Inc 6.8 Duke Energy Corp 5.9 Sempra 5.5 Constellation Energy Corp 5.3 Entergy Corp 5.1 Xcel Energy Inc 4.9 Vistra Corp 4.7 NRG Energy Inc 4.6 CenterPoint Energy Inc 3.9 59.6